Redeemable Preferred Shares (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	Aug. 11, 2010	Dec. 31, 2014	Jun. 25, 2010	Apr. 08, 2011	Nov. 18, 2011
Class of Stock [Line Items]
Temporary equity issued during the period, shares	50,000
Conversion of Redeemable Preferred Shares upon initial public offerings ("IPO"), net of issuance cost		$ 17,912
Series A-1 Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity issued during the period, shares			14,474,377
Temporary equity issued during the period			457
Conversion of Redeemable Preferred Shares upon initial public offerings ("IPO"), net of issuance cost		(672)
Conversion of Redeemable Preferred Shares upon initial public offerings ("IPO"), net of issuance cost, shares		(14,474,377)
Series A-2 Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity issued during the period, shares				26,000,000
Temporary equity issued during the period				6,500
Conversion of Redeemable Preferred Shares upon initial public offerings ("IPO"), net of issuance cost		(9,222)
Conversion of Redeemable Preferred Shares upon initial public offerings ("IPO"), net of issuance cost, shares		(26,000,000)
Series B Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity issued during the period, shares					5,571,428
Temporary equity issued during the period					6,000
Conversion of Redeemable Preferred Shares upon initial public offerings ("IPO"), net of issuance cost		$ (8,018)
Conversion of Redeemable Preferred Shares upon initial public offerings ("IPO"), net of issuance cost, shares		(5,571,428)